Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The details of the EPS calculations for the three months ended March 31, 2023 and 2022 are as follows:

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions except per share)
Basic earnings per share:
Net income	$81	$88
Less: preferred stock dividend	(40)	(38)
Net income available for distribution	41	50
Less: earnings allocated to participating securities	(32)	(40)
Net income available to common shareholders	$9	$10
Weighted average common shares outstanding - Basic	64,896,081	64,538,527
EPS – Basic	$0.13	$0.15

Diluted earnings per share:
Method used:	Two-class	Two-class
Weighted average common shares outstanding - Basic	64,896,081	64,538,527
Dilutive effect of unvested RSUs and other contingently issuable shares	1,074,642	193,563
Weighted average common shares outstanding – Diluted	65,970,723	64,732,090
EPS – Diluted	$0.13	$0.15